Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Loss for the period	£ (18,421)	£ (13,704)
Adjustments for:
Income tax credit	(3,797)	(3,020)
Amortization and depreciation	667	522
Finance income	(234)	(867)
Interest expense on lease liabilities	20
Share-based payments	3,069	2,191
Net foreign exchange gains	(619)	(1,228)
Cash flows from (used in) operations before changes in working capital	(19,315)	(16,106)
Movements in working capital:
Increase in prepayments, accrued income and other receivables	(408)	(3,593)
Increase (decrease) in trade payables	1,778	(300)
Increase in payroll taxes, social security and accrued expenditure	1,153	8
Movements in working capital	2,523	(3,885)
Cash used in operations	(16,792)	(19,991)
Net income tax received	4,152	20
Net cash used in operating activities	(12,640)	(19,971)
Cash flows from investing activities
Interest received	300	915
Payments for property, plant and equipment	(350)	(29)
Payments for intangible assets	(1,079)	(988)
Net cash used in investing activities	(1,129)	(102)
Cash flows from financing activities
Payments of lease liabilities	(223)	(146)
Proceeds from issue of share capital – exercise of share options	15	117
Proceeds from issue of share capital	66,581
Share issue expenses	(4,499)
Net cash from (used in) financing activities	61,874	(29)
Net increase (decrease) in cash and cash equivalents	48,105	(20,102)
Cash and cash equivalents at beginning of period	51,962	76,972
Effect of exchange rate changes on cash and cash equivalents	611	1,221
Cash and cash equivalents at end of period	£ 100,678	£ 58,091